ORGANIZATION AND BASIS OF PRESENTATION (Narrative) (Details) ¥ in Thousands, $ in Thousands							1 Months Ended					12 Months Ended
	Apr. 07, 2020 CNY (¥) shares	Nov. 13, 2019 CNY (¥)	Aug. 23, 2019 CNY (¥)	Jul. 22, 2019 CNY (¥)	Jul. 10, 2018 CNY (¥) shares	Mar. 26, 2018 shares	Jul. 31, 2018 CNY (¥)	Jun. 30, 2018 CNY (¥)	Nov. 30, 2017 CNY (¥)	Nov. 30, 2016 CNY (¥)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2020 CNY (¥) director	Dec. 31, 2020 USD ($) director	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2020 USD ($)	Dec. 01, 2020	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 18, 2019 CNY (¥)	Jun. 29, 2018	Dec. 31, 2017 USD ($)	Nov. 30, 2016 USD ($)
Noncontrolling Interest [Line Items]
Capital Contributed | $																								$ 10,000
Capital injected amount												¥ 700,000	$ 107,280	¥ 1,500,000
Stock Repurchased During Period, Shares | shares																967,408	614,033
Payments to Acquire Equity Method Investments												163,844	$ 25,110	¥ 15,000
Equity Method Investments												187,935						$ 28,802		¥ 42,788
Common Unit Value Authorized											¥ 1,009,000
Allowance for Doubtful Accounts Receivable, Current												¥ 6,473						$ 992		7,147
Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Equity Method Investments								¥ 746,000
ZR Group [Member]
Noncontrolling Interest [Line Items]
Percentage of Ownership in Equity Interest To Be Repurchased										75.00%															75.00%
Consideration To Be Made on Acquisition of Equity Interest | $																									$ 521,396
ZR Group [Member] | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Noncontrolling Interest [Line Items]
Creditor's rights settled for acquisition of equity interest										¥ 166,299
Business Combination, Consideration Transferred										¥ 7,500
ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest withdrawn		77.18%
Consideration		¥ 421,730
Period of equity interest repurchased										4 years
Creditor's rights settled for acquisition of equity interest									¥ 97,106
Consideration for repurchase of equity interest										¥ 521,396
Annual Premium Percentage to be Paid										15.00%															15.00%
Partners' Capital Account, Contributions											¥ 746,001
Percentage Of Interest In Partnership											73.93%
ZR Guofu [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions							¥ 746,000
ZR Guofu [Member] | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Noncontrolling Interest [Line Items]
Consideration To Be Made on Acquisition of Equity Interest										¥ 521,396
Shanghai Rongchi Medical Management Limited [Member]
Noncontrolling Interest [Line Items]
Common Unit Value Authorized															¥ 695,305
The Group [Member]
Noncontrolling Interest [Line Items]
Partners' Capital Account, Contributions											¥ 262,999
Percentage Of Interest In Partnership											26.07%
SH MZJH
Noncontrolling Interest [Line Items]
Capital Contributed																				¥ 34,540
SH MZJH | ZR ConcordHealthcare Investment Fund SP ("SP") [Member]
Noncontrolling Interest [Line Items]
Creditor's rights settled for acquisition of equity interest			¥ 82,100
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold								100.00%															21.69%
Business Combination, Consideration Transferred															388,500
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Sale of Stock, Percentage of Ownership after Transaction												85.34%	85.34%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold								90.00%
Business Combination, Consideration Transferred															182,100
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred															¥ 106,500
SH MZJH
Noncontrolling Interest [Line Items]
Capital Contributed | $																					$ 5,105
Percentage of equity interest sold												56.77%						56.77%		78.34%	78.34%
Business Combination, Consideration Transferred				¥ 27,000
CCM (Hong Kong) Medical Investments Limited ("CCM (HK)") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												100.00%						100.00%
Zhongjin Jiatai [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												49.44%						49.44%
Shanghai Medstar Financial Leasing Company Limited ("Shanghai Medstar") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												100.00%						100.00%
Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												52.19%						52.19%
Percentage of equity interest sold								80.00%
Tianjin Jiatai Group [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest sold				90.00%
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount																						¥ 434,216
Tianjin Concord Medical Technology Limited ("Tianjin Concord Medical") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												100.00%						100.00%
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												100.00%						100.00%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired												51.80%						51.80%	2.36%
Guangzhou Concord Medical Cancer Hospital Co Ltd [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business										70.00%
PTC Houston Management [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business										59.51%
CCM Hospital Business [Member] | ZR Guofu [Member]
Noncontrolling Interest [Line Items]
Percentage of Shares Acquire for Business										100.00%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	38,888,888				40,000,000	60,000,000
Number of directors entitled to delegate | director												5	5
Number of total directors | director												9	9
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | CITIC Industrial [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred	¥ 700,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage Of Interest In Partnership								78.31%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Century Friendship Science and Technology Development Co., Ltd. [Member] | Guofu Huimei Investment Management Limited Partnership [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired								78.31%
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred								¥ 182,100
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | CCIC Capital and Other Investor [Member]
Noncontrolling Interest [Line Items]
Business Combination, Consideration Transferred					¥ 1,500,000
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired								55.00%
Business Combination, Consideration Transferred								¥ 388,500
Beijing MeizhongJiahe Hospital Management Co., Ltd. ("MHM") [Member] | Shanghai Meizhong Jiahe Cancer Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interests acquired								54.80%
Beijing Century Friendship Science and Technology Development Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired															78.31%									78.31%
Beijing Proton Medical Center Co Ltd [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired															55.00%									55.00%
Shanghai Meizhongjiahe ProMed Cancer Centers Co., Ltd [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired														54.80%
Tianjin Jiatai Entity Management limited Partnership [Member]
Noncontrolling Interest [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired															28.77%									28.77%